Income Taxes (Schedule of Deferred Income Tax Assets and Liabilties) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Abstract]
Deferred income tax assets	$ 192	$ 187
Deferred inncome tax liabilities	(606)	(421)
Net deferred income tax liabilities	$ (414)	$ (234)